Lease prepayments	12 Months Ended
Mar. 31, 2020
Disclosure Of Lease Prepayments [Abstract]
Disclosure of lease prepayments [text block]
9.	Lease prepayments

	March 31, 2020	March 31, 2019
Towards land and buildings*	-	1,322,748
	-	1,322,748

* Includes ₹ Nil (March 2019: ₹ 1,317,696) paid for acquiring leasehold rights of land for construction of Data Centers.

The prepayment towards land is amortized over the period of the lease on a straight line basis. In respect of buildings under operating lease, prepayments are amortized over the lease term on a straight line basis.